Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Statement [LineItems]
Profit for the year	£ 244	£ 178	£ 330
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	330	(6)	(109)
Currency translation adjustment disposed	(5)	4	(70)
Attributable tax	4	10	(13)
Items that are not reclassified to the income statement
Fair value gain/(loss) on other financial assets	18	4	(12)
Attributable tax	1	(1)	0
Remeasurement of retirement benefit obligations	54	149	(23)
Attributable tax	(12)	(61)	2
Other comprehensive income/(expense) for the year	390	99	(225)
Total comprehensive income for the year	634	277	105
Attributable to:
Equity holders of the company	630	276	105
Non-controlling interest	£ 4	£ 1	£ 0

[1]	Comparative balances have been restated – see Note 1b.